Large Cap Core Fund (Prospectus Summary) | Large Cap Core Fund
LARGE CAP CORE FUND
Investment Objective
The Fund seeks capital growth with the potential for current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses After
Expense Reimbursement do not exceed 0.85%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Large Cap Core Fund
Management Fees	0.70%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.89%
Expense Reimbursement	0.04%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Large Cap Core Fund	87	280	489	1,092

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annualfund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 106% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets in the common stocks of large capitalization U.S. companies. Generally, large-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on June 22,
2012, the market capitalization range of the companies in the Index was approximately $1.354 billion to $540 billion.

The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both growth- and value-oriented equity securities.

The Fund may invest up to 20% of its total assets in foreign securities, including issuers located in emerging markets.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund generally invests in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Growth Style Risk: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Value Style Risk: Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Sub-adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value.
In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 1000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Prior to November 14, 2011, the Fund was sub-advised by Wells Capital Management
Incorporated. Columbia Management Investment Advisers, LLC ("Columbia") assumed sub-advisory duties effective November 11, 2011.

Effective November 14, 2011, the Fund changed its benchmark from the S&P 500®
Index to the Russell 1000® Index. Management believes the Russell 1000® Index better reflects the investment style of the new sub-adviser, Columbia.

During the periods shown in the bar chart, the highest return for a quarter was 18.89% (quarter ending June 30, 2009) and the lowest return for a quarter
-21.87% (quarter ending December 31, 2008). For the year-to-date through
June 30, 2012, the Fund's return was 9.43%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Large Cap Core Fund	Fund	(1.04%)	3.11%	4.32%	Dec. 05, 2005
Large Cap Core Fund S&P 500®Index	S&P 500® Index	2.11%	(0.25%)	2.03%	Dec. 05, 2005
Large Cap Core Fund Russell 1000® Index	Russell 1000® Index	1.50%	(0.02%)	2.19%	Dec. 05, 2005